Income Opportunities Fund	July 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)
(Stated in United States Dollars unless otherwise noted)
Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 64.18%

Aerospace & Defense - 1.09%
Amentum Services Inc	TL 2L B 12/21	SOFR (1M) + 7.60%	12.82%	2/15/2030	USD	1,965,870	$1,846,542	(b)
EaglePicher Technologies LLC	TL 2L 02/18	SOFR (1M) + 7.25%	12.68%	3/8/2026	USD	1,957,223	1,038,963
Vertex Aerospace Services Corp	TL 1L B 12/21	SOFR (3M) + 3.75%	9.17%	12/6/2028	USD	994,093	997,200

Alternative Carriers - 1.37%
Segra	TL 1L B 08/21	SOFR (3M) + 4.76%	10.00%	10/4/2028	USD	5,166,510	4,886,640

Apparel, Accessories & Luxury Goods - 4.56%
Varsity Brands Inc	TL 1L 02/23	SOFR (1M) + 5.11%	10.43%	12/15/2026	USD	16,682,697	16,251,783	(a)

Application Software - 6.56%
Misys Ltd	TL 2L 04/17	LIBOR (3M) + 7.25%	12.98%	6/13/2025	USD	6,478,671	5,948,230	(a)
Solera LLC	TL 2L 06/21 PIK Toggle	SOFR (3M) + 9.35%	14.61%	6/4/2029	USD	11,477,762	10,731,708	(d)
TIBCO Software Inc	TL 1L B 09/22	SOFR (3M) + 4.60%	9.84%	3/30/2029	USD	6,983,896	6,702,550

Automotive Parts & Equipment - 5.39%
Innovative XCessories & Services LLC	TL 1L 02/20	SOFR (6M) + 4.35%	9.48%	3/5/2027	USD	6,443,952	5,660,625
Parts Authority Inc	TL 1L 10/20	SOFR (3M) + 3.75%	9.38%	10/28/2027	USD	5,661,514	5,313,331
Rough Country LLC	TL 2L 07/21	SOFR (3M) + 6.60%	11.84%	7/30/2029	USD	841,950	790,381
Truck Hero Inc	TL 1L 01/21	SOFR (1M) + 3.86%	9.18%	1/31/2028	USD	7,361,293	6,944,681
Wheel Pros Inc	TL 1L B 05/21	SOFR (3M) + 4.76%	10.11%	5/11/2028	USD	763,950	514,269	(a)

Broadcasting - 3.74%
NEP Broadcasting LLC	TL 1L 05/20	SOFR (1M) + 8.36%	13.68%	6/1/2025	USD	1,577,831	1,577,831	(b)
NEP Broadcasting LLC	TL 1L B 09/18	SOFR (1M) + 3.36%	8.68%	10/20/2025	USD	4,433,086	4,112,530
NEP Broadcasting LLC	TL 1L B 09/18	EURIBOR (1M) + 3.50%	7.07%	10/20/2025	EUR	2,166,796	2,159,053
NEP Broadcasting LLC	TL 2L 09/18	SOFR (1M) + 7.11%	12.43%	10/19/2026	USD	7,494,510	5,492,876

Broadline Retail - 1.55%
AutoScout24 GmbH	TL 1L B 02/20	EURIBOR (6M) + 3.00%	6.29%	3/31/2027	EUR	2,421,160	2,578,901
AutoScout24 GmbH	TL 2L 01/20	EURIBOR (6M) + 6.00%	9.29%	3/31/2028	EUR	1,408,001	1,454,111
Belk Inc	TL 1L 02/21	LIBOR (3M) + 7.50%	12.98%	7/31/2025	USD	459,875	395,492	(a)
Belk Inc	TL 1L EXIT 02/21 PIK Toggle			7/31/2025	USD	8,703,049	1,077,002	(a) (d) (e)

Building Products - 0.82%
DiversiTech Holdings Inc	TL 2L B 12/21	SOFR (3M) + 7.01%	12.25%	12/21/2029	USD	1,381,023	1,215,300
VC GB Holdings Inc (Visual Comfort)	TL 2L 06/21	LIBOR (3M) + 6.75%	12.23%	7/23/2029	USD	1,927,630	1,709,567

Cable & Satellite - 1.54%
RCN Grande (Radiate)	TL 1L B 10/21	SOFR (1M) + 3.25%	8.68%	9/25/2026	USD	4,900,872	4,143,271
Virgin Media Inc	TL 1L 09/19	SOFR (1M) + 2.61%	7.84%	1/31/2028	USD	1,386,006	1,351,966

Casinos & Gaming - 0.16%
Entain PLC	TL 1L B2 10/22	SOFR (6M) + 3.60%	8.44%	10/31/2029	USD	566,010	566,568

Commodity Chemicals - 0.30%
Ineos Finance PLC	TL 1L B 11/22	SOFR (1M) + 3.85%	9.17%	11/8/2027	USD	1,065,280	1,058,516

Construction & Engineering - 2.93%
Brand Energy & Infrastructure Services Inc	TL 1L B 07/23	SOFR (3M) + 5.50%	6.00%	8/1/2030	USD	2,249,334	2,185,599
Total Safety US Inc	TL 1L B 07/19	SOFR (3M) + 6.26%	11.50%	8/18/2025	USD	5,019,083	4,773,374
USIC Holdings Inc	TL 2L 05/21	SOFR (1M) + 6.61%	11.93%	5/14/2029	USD	431,521	402,933
Yak Access LLC	TL 1L 03/23	SOFR (6M) + 6.50%	11.82%	3/10/2028	USD	3,393,205	3,070,850

Construction Machinery & Heavy Transportation Equipment - 2.35%
Accuride Corp	TL 1L B 07/23	1.62% PIK, SOFR (1M) + 5.25%	12.35%	7/7/2026	USD	5,375,161	4,757,017	(d)
American Trailer Works Inc	TL 1L 02/21	SOFR (1M) + 3.85%	9.17%	3/3/2028	USD	3,229,070	3,018,163
CentroMotion	TL 1L B 07/23	SOFR (3M) + 6.00%	6.00%	7/25/2030	USD	626,160	614,420

Data Processing & Outsourced Services - 2.44%
West Corp	TL 1L B3 01/23	SOFR (1M) + 4.25%	9.57%	4/10/2027	USD	9,057,068	8,690,348

Diversified Metals & Mining - 0.61%
Foresight Energy LLC	TL 1L A 06/20	SOFR (3M) + 8.10%	13.34%	6/30/2027	USD	2,158,026	2,158,026	(a) (b)

Diversified Support Services - 0.35%
Access CIG LLC	TL 2L 02/18	SOFR (1M) + 7.86%	13.01%	2/27/2026	USD	1,292,375	1,240,680

Education Services - 0.71%
Jostens Inc	TL 1L 12/18	LIBOR (6M) + 5.50%	10.71%	12/19/2025	USD	2,512,579	2,515,092

Financial Exchanges & Data - 0.16%
IntraFi Network LLC	TL 2L 11/21	SOFR (1M) + 6.35%	11.67%	11/5/2029	USD	623,220	567,909

Health Care Equipment - 3.51%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	4.00% PIK, SOFR (3M) + 9.50%	14.74%	6/1/2025	USD	7,683,956	6,211,210	(d)
Drive DeVilbiss Healthcare LLC	TL 1L 09/22	9.00% PIK, SOFR (3M) + 10.10%	15.24%	6/1/2025	USD	1,050,191	1,050,191	(b) (d)
Orchid Orthopedic Solutions LLC	TL 1L 02/19	SOFR (3M) + 4.76%	10.00%	3/5/2026	USD	5,613,675	5,241,769

Health Care Facilities - 0.20%
ScionHealth	TL 1L B 12/21	SOFR (1M) + 5.36%	10.68%	12/23/2028	USD	1,720,677	696,874

Health Care Services - 0.38%
CHG Healthcare Services Inc	TL 1L 09/21	SOFR (1M) + 3.36%	8.68%	9/29/2028	USD	1,335,053	1,334,058
Paradigm Acquisition Corp	TL 2L 10/18 LC	SOFR (3M) + 7.50%	13.02%	10/26/2026	USD	6,120	6,097

Health Care Technology - 0.52%
GoodRx Inc	TL 1L 10/18	SOFR (1M) + 2.85%	8.17%	10/10/2025	USD	1,859,103	1,859,596

Hotels, Resorts & Cruise Lines - 0.79%
Playa Resorts Holding BV	TL 1L B 11/22	SOFR (1M) + 4.25%	9.47%	1/5/2029	USD	1,864,958	1,863,886
Travel + Leisure Co	TL 1L 12/22	SOFR (3M) + 4.10%	9.35%	12/14/2029	USD	956,356	958,451

Human Resource & Employment Services - 0.73%
SIRVA Worldwide Inc	TL 1L 07/18	LIBOR (3M) + 5.50%	11.01%	8/4/2025	USD	1,791,764	1,617,963
SIRVA Worldwide Inc	TL 2L 07/18	LIBOR (3M) + 9.50%	15.04%	8/3/2026	USD	1,149,740	994,525

Industrial Machinery & Supplies & Components - 3.74%
Chart Industries Inc	TL 1L B 12/22	SOFR (1M) + 3.85%	9.10%	3/15/2030	USD	2,228,061	2,235,024
CPM Holdings Inc	TL 2L 10/18	SOFR (1M) + 8.36%	13.48%	11/16/2026	USD	1,321,319	1,318,841
Dexko Global Inc	Dexko Global Inc - TL 1L 10/21	EURIBOR (3M) + 4.00%	7.60%	10/4/2028	EUR	2,357,925	2,440,887
Dexko Global Inc	TL 1L B 09/21	EURIBOR (3M) + 4.00%	7.60%	10/4/2028	EUR	1,226,186	1,269,328
Dexko Global Inc	TL 1L DD 10/21	EURIBOR (3M) + 4.00%	7.60%	10/4/2028	EUR	379,399	392,748
Engineered Machinery Holdings Inc	TL 2L 08/21	LIBOR (3M) + 6.00%	11.54%	5/21/2029	USD	289,880	276,835
ProMach Group Inc	TL 1L B 08/21	SOFR (1M) + 4.11%	9.43%	8/31/2028	USD	786,764	788,550
SPX FLOW Inc	TL 1L B 03/22	SOFR (1M) + 4.60%	9.92%	4/5/2029	USD	2,787,357	2,764,710
WireCo WorldGroup Inc	TL 1L B 10/21	SOFR (1M) + 4.36%	9.59%	11/13/2028	USD	1,844,025	1,844,320

IT Consulting & Other Services - 3.65%
PSAV Inc	TL 1L B1 12/20	0.25% PIK, SOFR (1M) + 3.60%	8.76%	3/3/2025	USD	6,689,705	6,614,446	(d)
PSAV Inc	TL 1L B3 12/20	10.00% PIK, 5.00%	15.00%	10/15/2026	USD	2,231,881	2,312,786	(d)
PSAV Inc	TL 2L 02/18	SOFR (1M) + 7.36%	12.53%	9/1/2025	USD	4,448,850	4,085,512

Leisure Facilities - 2.59%
Aimbridge Acquisition Co Inc	TL 1L B 09/20	SOFR (1M) + 4.86%	10.17%	2/2/2026	USD	7,710	7,532
Aimbridge Acquisition Co Inc	TL 1L B 10/19	SOFR (1M) + 3.86%	9.18%	2/2/2026	USD	6,448,436	6,280,196
ClubCorp Club Operations Inc	TL 1L B 08/17	LIBOR (3M) + 2.75%	8.29%	9/18/2024	USD	2,883,840	2,820,987
Life Time Fitness Inc	TL 1L B 05/23	SOFR (3M) + 5.01%	10.05%	1/15/2026	USD	125,710	126,391

Leisure Products - 0.19%
Topgolf Callaway Brands Corp	TL 1L B 03/23	SOFR (1M) + 3.60%	8.92%	3/15/2030	USD	673,123	673,002

Life Sciences Tools & Services - 1.57%
PAREXEL International Corp	TL 2L 07/21	SOFR (1M) + 6.61%	11.93%	11/15/2029	USD	5,637,180	5,597,156	(b)

Oil & Gas Storage & Transportation - 1.59%
Brazos Midstream Holdings LLC	TL 1L B 01/23	SOFR (1M) + 3.75%	8.94%	1/31/2030	USD	1,610,147	1,605,784
Oryx Midstream Services LLC	TL 1L B 01/23	SOFR (1M) + 3.36%	8.51%	10/5/2028	USD	2,662,820	2,668,279
UGI Energy Services LLC	TL 1L B 02/23	SOFR (1M) + 3.25%	8.67%	2/22/2030	USD	1,375,205	1,375,294

Publishing - 0.61%
Emerald Expositions Holding Inc	TL 1L B 05/17	SOFR (1M) + 5.10%	10.42%	5/22/2026	USD	2,186,902	2,183,490

Specialty Chemicals - 5.78%
Aruba Investments Inc	TL 2L 10/20	SOFR (1M) + 7.85%	13.17%	11/24/2028	USD	1,841,010	1,675,319
Champion/DSM engg	TL 1L B1 03/23	EURIBOR (3M) + 5.50%	9.21%	3/29/2030	EUR	1,942,190	2,035,797
Champion/DSM engg	TL 1L B1 03/23	SOFR (3M) + 5.50%	10.87%	3/29/2030	USD	7,776,550	7,297,009
Flint Group GmbH	TL 1L B 04/14	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	EUR	100,254	74,819	(a) (d)
Flint Group GmbH	TL 1L B 04/14	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	EUR	1,143,228	853,178	(a) (d)
Flint Group GmbH	TL 1L B3 05/15	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	EUR	9,299	6,939	(a) (d)
Flint Group GmbH	TL 1L B4 11/15	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	EUR	87,071	64,980	(a) (d)
Flint Group GmbH	TL 1L B5 02/17	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	EUR	144,470	107,817	(a) (d)
Flint Group GmbH	TL 1L B6 03/17	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	EUR	105,107	78,441	(a) (d)
Vantage Specialty Chemicals Inc	TL 1L B 02/23	SOFR (1M) + 4.75%	9.97%	10/26/2026	USD	8,554,382	8,401,131

Systems Software - 1.52%
Dedalus Finance GmbH	TL 1L B 06/21	EURIBOR (3M) + 3.75%	6.97%	7/17/2027	EUR	4,048,320	4,034,477
SolarWinds Holdings Inc	TL 1L B 11/22	SOFR (1M) + 3.75%	9.07%	2/17/2027	USD	1,369,996	1,372,435

Trading Companies & Distributors - 0.20%
Univar Inc	TL 1L B 06/23	SOFR (3M) + 4.50%	0.00%	8/1/2030	USD	706,875	705,698	(h)
TOTAL LEVERAGED LOANS (Amortized cost $241,653,061)							$228,739,056

High Yield Securities - 75.15%

Alternative Carriers - 1.27%
Level 3 Financing Inc	3.750% 07/2029			7/15/2029	USD	4,611,000	$3,027,747	(f)
Zayo Group LLC	4.000% 03/2027			3/1/2027	USD	2,113,000	1,513,776	(f)

Apparel, Accessories & Luxury Goods - 0.10%
Varsity Brands Inc	L+8.000% 12/2024			12/22/2024	USD	364,000	364,000	(a) (b) (f)

Application Software - 1.41%
Cision Ltd	9.500% 02/2028			2/15/2028	USD	6,449,000	3,683,152	(f)
Cvent Holding Corp	8.000% 06/2030			6/15/2030	USD	1,363,000	1,350,610	(f)

Automobile Manufacturers - 0.66%
Thor Industries Inc	4.000% 10/2029			10/15/2029	USD	2,728,000	2,346,837	(f)

Automotive Parts & Equipment - 1.77%
Patrick Industries Inc	1.750% 12/2028			12/1/2028	USD	2,097,000	2,132,649
Truck Hero Inc	6.250% 02/2029			2/1/2029	USD	2,806,000	2,266,675	(f)
Wheel Pros Inc	6.500% 05/2029			5/15/2029	USD	5,638,000	1,895,778	(a) (f)

Automotive Retail - 1.16%
Mavis Discount Tire Inc	6.500% 05/2029			5/15/2029	USD	4,846,000	4,123,989	(f)

Biotechnology - 1.23%
Grifols SA	1.625% 02/2025			2/15/2025	EUR	4,120,000	4,377,963	(f)

Building Products - 9.64%
Acproducts Inc (aka Cabinetworks)	6.375% 05/2029			5/15/2029	USD	11,955,000	8,466,439	(f)
LBM Borrower LLC	6.250% 01/2029			1/15/2029	USD	3,520,000	3,039,960	(f)
Oldcastle Buildingenvelope Inc	9.500% 04/2030			4/15/2030	USD	7,326,000	6,989,114	(f)
PrimeSource Building Products Inc	5.625% 02/2029			2/1/2029	USD	4,654,000	3,729,599	(f)
PrimeSource Building Products Inc	6.750% 08/2029			8/1/2029	USD	4,980,000	4,041,142	(f)
SRS Distribution Inc	6.000% 12/2029			12/1/2029	USD	7,576,000	6,582,521	(f)
SRS Distribution Inc	6.125% 07/2029			7/1/2029	USD	1,706,000	1,498,649	(f)

Cable & Satellite - 3.30%
Cable One Inc	0.000% 03/2026			3/15/2026	USD	6,731,000	5,566,537	(c)
Cablevision Lightpath LLC	5.625% 09/2028			9/15/2028	USD	1,048,000	799,154	(f)
CSC Holdings LLC (Altice USA)	5.000% 11/2031			11/15/2031	USD	806,000	408,068	(f)
CSC Holdings LLC (Altice USA)	5.750% 01/2030			1/15/2030	USD	4,702,000	2,439,760	(f)
RCN Grande (Radiate)	6.500% 09/2028			9/15/2028	USD	4,251,000	2,553,077	(f)

Commercial Printing - 1.78%
Multi-Color Corp	10.500% 07/2027			7/15/2027	USD	3,714,000	3,541,544	(f)
Multi-Color Corp	5.875% 10/2028			11/1/2028	USD	1,197,000	1,094,086	(f)
Multi-Color Corp	8.250% 11/2029			11/1/2029	USD	432,000	359,266	(f)
Multi-Color Corp	9.500% 11/2028			11/1/2028	USD	1,302,000	1,336,178	(f)

Commodity Chemicals - 0.99%
SI Group Inc	6.750% 05/2026			5/15/2026	USD	6,041,000	3,527,914	(f)

Construction & Engineering - 3.05%
Brand Energy & Infrastructure Services Inc	10.375% 06/2029			8/1/2030	USD	2,891,000	2,952,492	(f)
Maxim Crane Works LP / Maxim Finance Corp	10.125% 08/2024			8/1/2024	USD	7,899,000	7,935,493	(a) (f)

Data Processing & Outsourced Services - 1.29%
Xerox Business Services /Conduent	6.000% 11/2029			11/1/2029	USD	5,451,000	4,584,945	(f)

Electronic Components - 2.26%
CommScope Inc	6.000% 06/2025			6/15/2025	USD	6,801,000	6,176,061	(f)
CommScope Inc	7.125% 07/2028			7/1/2028	USD	2,826,000	1,868,269	(f)

Health Care Facilities - 0.41%
CHS/Community Health Systems, Inc.	6.875% 04/2028			4/1/2028	USD	2,365,000	1,456,180	(f)

Hotels, Resorts & Cruise Lines - 11.15%
Carnival Corp	5.750% 03/2027			3/1/2027	USD	7,101,000	6,574,890	(f)
Carnival Corp	6.000% 05/2029			5/1/2029	USD	4,931,000	4,436,861	(f)
NCL Corp Ltd	1.125% 02/2027			2/15/2027	USD	5,950,000	5,590,520
NCL Corp Ltd	3.625% 12/2024			12/15/2024	USD	13,111,000	12,603,195	(f)
Royal Caribbean Cruises Ltd	5.500% 04/2028			4/1/2028	USD	42,000	39,624	(f)
Viking Cruises Ltd	7.000% 02/2029			2/15/2029	USD	3,548,000	3,347,183	(f)
Viking Cruises Ltd	9.125% 07/2031			7/15/2031	USD	6,941,000	7,142,983	(f)

Industrial Conglomerates - 0.97%
Unifrax I LLC / Unifrax Holding Co	5.250% 09/2028			9/30/2028	USD	2,959,000	2,208,494	(f)
Unifrax I LLC / Unifrax Holding Co	7.500% 09/2029			9/30/2029	USD	2,137,000	1,245,034	(f)

Industrial Machinery & Supplies & Components - 2.87%
SPX FLOW Inc	8.750% 04/2030			4/1/2030	USD	11,070,000	10,222,481	(f)

Insurance Brokers - 3.45%
National Financial Partners Corp	6.875% 08/2028			8/15/2028	USD	13,892,000	12,312,245	(f)

Leisure Facilities - 3.65%
Life Time Fitness Inc	5.750% 01/2026			1/15/2026	USD	1,713,000	1,680,771	(f)
Merlin Entertainments PLC	4.500% 11/2027			11/15/2027	EUR	2,000,000	1,918,762	(f)
Merlin Entertainments PLC	6.625% 11/2027			11/15/2027	USD	5,811,000	5,376,744	(f)
Six Flags Entertainment Corp	7.250% 05/2031			5/15/2031	USD	4,213,000	4,028,422	(f)

Oil & Gas Exploration & Production - 0.67%
Matador Resources Co	5.875% 09/2026			9/15/2026	USD	2,452,000	2,388,369

Oil & Gas Storage & Transportation - 4.84%
Genesis Energy	6.500% 10/2025			10/1/2025	USD	2,842,000	2,817,942
Genesis Energy	8.000% 01/2027			1/15/2027	USD	356,000	350,680
Genesis Energy	8.875% 04/2030			4/15/2030	USD	1,420,000	1,418,025
NGL Energy Partners LP / NGL Energy Finance Corp	7.500% 02/2026			2/1/2026	USD	12,766,000	12,660,850	(f)

Other Specialty Retail - 5.09%
Douglas Holding AG	6.000% 04/2026			4/8/2026	EUR	9,661,000	10,077,671	(f)
Douglas Holding AG	8.250% 10/2026 SUN			10/1/2026	EUR	8,325,774	8,061,674	(d) (f)

Passenger Airlines - 4.62%
American Airlines Group Inc	3.750% 03/2025			3/1/2025	USD	11,463,000	10,915,082	(f)
JetBlue Airways Corp	0.500% 04/2026			4/1/2026	USD	6,812,000	5,557,195

Real Estate Services - 1.83%
Anywhere Real Estate Group LLC	0.250% 06/2026			6/15/2026	USD	4,295,000	3,312,734
Redfin Corp	0.000% 10/2025			10/15/2025	USD	3,864,000	3,210,984	(c)

Restaurants - 2.22%
Golden Nugget Inc.	6.750% 07/2030			1/15/2030	USD	9,187,000	7,893,389	(f)

Security & Alarm Services - 0.76%
Verisure Holding AB	3.875% 07/2026			7/15/2026	EUR	2,592,000	2,696,575	(f)

Trading Companies & Distributors - 2.73%
AerCap Holdings	6.500% 06/2045			6/15/2045	USD	1,756,000	1,716,439	(f)
Neon Holdings Inc (GPD Cos Inc)	10.125% 04/2026			4/1/2026	USD	3,350,000	3,116,292	(f)
TruckPro LLC	11.000% 10/2024			10/15/2024	USD	4,919,000	4,899,547	(f)
TOTAL HIGH YIELD SECURITIES (Amortized cost $295,084,716)							$267,851,281

Asset Backed Securities - 8.58%

Specialized Finance - 8.58%
AGL CLO Ltd	AGL 2023-24A D	SOFR (3M) + 5.50%	10.58%	7/25/2036	USD	1,137,230	$1,141,583	(b) (f)
AGL CLO Ltd	AGL 2023-24A E	SOFR (3M) + 8.65%	8.42%	7/25/2036	USD	1,250,000	1,256,362	(b) (f)
AMMC CLO 22 Ltd	AMMC 2018-22A D	LIBOR (3M) + 2.70%	7.96%	4/25/2031	USD	606,540	582,869	(b) (f)
Anchorage Capital CLO 4-R Ltd	ANCHC 2014-4RA D	LIBOR (3M) + 2.60%	8.22%	1/28/2031	USD	1,145,000	1,060,265	(b) (f)
Apidos CLO XLV Ltd	Apidos XLV Class D	SOFR (3M) + 5.20%	10.36%	4/26/2036	USD	391,780	394,487	(b) (f)
Apidos CLO XLVI Ltd	Apidos XLVI Class D Notes	SOFR (3M) + 5.00%	0.00%	10/24/2036	USD	317,550	317,586	(b) (f) (h)
Apidos CLO XXXI	APID 2019-31A DR	LIBOR (3M) + 3.10%	8.67%	4/15/2031	USD	633,620	614,199	(b) (f)
Ares LXVIII CLO Ltd	ARES 2023-68A D	SOFR (3M) + 5.75%	10.83%	4/25/2035	USD	991,910	1,008,438	(b) (f)
Ballyrock CLO Ltd	BALLY 2019-2A CR	LIBOR (3M) + 3.15%	8.53%	11/20/2030	USD	250,000	247,890	(b) (f)
Benefit Street Partners CLO XIX Ltd	BSP 2019-19A D	LIBOR (3M) + 3.80%	9.37%	1/15/2033	USD	250,000	246,579	(b) (f)
Birch Grove CLO 6 Ltd	BGCLO 2023-6A D	SOFR (3M) + 5.83%	11.11%	7/20/2035	USD	1,120,730	1,128,590	(b) (f)
Bosphorus CLO IV DAC	BOPHO 4A D	EURIBOR (3M) + 2.60%	6.13%	12/15/2030	EUR	1,111,000	1,145,417	(b) (f)
Cairn Clo XVII DAC	CRNCL 2023-17A	EURIBOR (3M) + 5.30%	0.00%	10/18/2036	EUR	338,000	371,633	(b) (f) (h)
Carbone Clo Ltd	CRBN 2017-1A C	LIBOR (3M) + 2.60%	8.18%	1/20/2031	USD	367,030	348,214	(b) (f)
Dryden 107 CLO Ltd	DRSLF 2023-107A D	SOFR (3M) + 5.15%	0.00%	8/15/2035	USD	325,939	325,939	(b) (f) (h)
Empower CLO Ltd	EMPWR 2023-1A D	SOFR (3M) + 5.50%	10.85%	4/25/2036	USD	1,500,000	1,506,589	(b) (f)
Empower CLO Ltd	EMPWR 2023-2A D	SOFR (3M) + 5.40%	0.00%	7/15/2036	USD	341,268	341,268	(b) (f) (h)
Galaxy XXI CLO Ltd	GALXY 2015-21A DR	LIBOR (3M) + 2.65%	8.23%	4/20/2031	USD	2,900,000	2,779,120	(b) (f)
Glenbrook Park Clo DAC	GLNBR 1A D	EURIBOR (3M) + 5.75%	9.44%	7/21/2036	EUR	500,000	549,661	(b) (f)
Henley CLO III DAC	HNLY 3A DR	EURIBOR (3M) + 3.30%	7.02%	12/25/2035	EUR	769,000	780,376	(b) (f)
Henley CLO IX DAC	HNLY 9A D	EURIBOR (3M) + 6.12%	9.83%	4/20/2032	EUR	477,000	529,360	(b) (f)
Madison Park Funding Ltd	MDPK 2023-63A D	SOFR (3M) + 5.50%	10.58%	4/21/2035	USD	946,840	958,891	(b) (f)
Madison Park Funding XI Ltd	MDPK 2013-11A DR	LIBOR (3M) + 3.25%	8.85%	7/23/2029	USD	1,690,300	1,696,698	(b) (f)
Madison Park Funding XXVIII Ltd	MDPK 2018-28A E	LIBOR (3M) + 5.25%	10.82%	7/15/2030	USD	957,530	901,748	(b) (f)
Magnetite XXXI Ltd	MAGNE 2021-31A E	LIBOR (3M) + 6.00%	11.57%	7/15/2034	USD	1,500,000	1,428,503	(b) (f)
Oak Hill Credit Partners	OAKC 2017-15A D	LIBOR (3M) + 2.45%	8.03%	1/20/2030	USD	489,370	470,228	(b) (f)
OCP CLO 2020-18 Ltd	OCP 2020-18A DR	LIBOR (3M) + 3.20%	8.78%	7/20/2032	USD	250,000	240,409	(b) (f)
Octagon Investment Partners 39 Ltd	OCT39 2018-3A D	SOFR (3M) + 2.95%	8.54%	10/20/2030	USD	398,400	391,431	(b) (f)
Palmer Square European CLO 2022-2 DAC	PLMER 2022-2A D	EURIBOR (3M) + 6.26%	9.92%	1/15/2036	EUR	691,000	769,621	(b) (f)
Palmer Square European CLO 2023-1 DAC	PLMER 2023-1A E	EURIBOR (3M) + 7.59%	9.25%	7/15/2036	EUR	1,000,000	1,033,700	(b) (f)
Palmer Square Loan Funding 2023-1 Ltd	PSTAT 2023-1A D	SOFR (3M) + 8.00%	13.23%	7/20/2031	USD	2,000,000	2,004,471	(b) (f)
Providus Clo VI DAC	PRVD 6A D	EURIBOR (3M) + 3.20%	6.58%	5/20/2034	EUR	553,000	553,072	(b) (f)
Regatta Funding Ltd	REG16 2019-2A D	SOFR (3M) + 3.90%	9.47%	1/15/2033	USD	442,219	438,970	(b) (f)
ROMARK CLO LLC	RCF 2021-2A E	7.08%	7.08%	10/25/2039	USD	1,200,000	943,255	(b) (f)
Shackleton CLO Ltd	SHACK 2019-15A D1R	LIBOR (3M) + 3.45%	9.02%	1/15/2032	USD	366,700	355,258	(b) (f)
Sutton Park CLO DAC	STNPK 1A C	EURIBOR (3M) + 3.30%	6.62%	11/15/2031	EUR	1,178,000	1,241,725	(b) (f)
TRESTLES CLO III LTD	TREST 2020-3A D	LIBOR (3M) + 3.25%	8.50%	1/20/2033	USD	500,000	484,833	(b) (f)
TOTAL ASSET BACKED SECURITIES (Amortized cost $29,928,866)							$30,589,238

Issuer	Asset				Currency	Shares	Fair Value	Footnotes
Equity & Other Investments - 1.99%

Construction & Engineering - 0.02%
Yak Access LLC	Common Stock				USD	9,358	$749	(a) (e)
Yak Access LLC	Preferred Stock				USD	2,244,306	84,161	(a)

Diversified Metals & Mining - 1.70%
Foresight Energy LLC	Common Stock				USD	320,381	6,055,193	(a) (b) (e)

Oil & Gas Equipment & Services - 0.14%
Proserv Group Parent LLC	Common Stock				USD	114,010	87,799	(b) (e)
Proserv Group Parent LLC	Preferred Stock				USD	36,249	409,048	(b)

Packaged Foods & Meats - 0.00%
CTI Foods Holding Co LLC	Common Stock				USD	955	-	(a) (b) (e)

Health Care Facilities - 0.13%
Quorum Health Corp	Trade Claim				USD	3,964,000	470,527	(a) (b) (e)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $9,604,946)							$7,107,477

Money Market Funds - 4.51%			5.25%

U.S. Government Securities - 4.51%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio					USD	16,059,560	16,059,560	(g)
TOTAL MONEY MARKET FUNDS (Cost $16,059,560)							$16,059,560

TOTAL INVESTMENTS (Cost $592,331,149) - 154.41%							$550,346,612
LIABILITIES EXCEEDING OTHER ASSETS, NET - (54.41%)							(193,930,719)
NET ASSETS - 100.00%							$356,415,893

TL	Term loan.
1L	First lien.
2L	Second lien.
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Zero coupon bond.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	Non-income producing security.
(f)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(g)	Rate represents the money market fund's average 7-day yield as of July 31, 2023.
(h)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.

The following are the details of the restricted securities held by the Fund:

Issuer	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Leveraged Loans
Belk Inc	TL 1L 02/21	459,875	656,513	395,492	2/24/2021	0.11%
Belk Inc	TL 1L EXIT 02/21 PIK Toggle	8,703,049	8,415,433	1,077,002	2/24/2021	0.30%
Flint Group GmbH	TL 1L B 04/14	100,254	117,083	74,819	9/28/2021	0.02%
Flint Group GmbH	TL 1L B6 03/17	105,107	122,754	78,441	9/28/2021	0.02%
Flint Group GmbH	TL 1L B4 11/15	87,071	101,714	64,980	9/28/2021	0.02%
Flint Group GmbH	TL 1L B5 02/17	144,470	169,132	107,817	11/20/2020	0.03%
Flint Group GmbH	TL 1L B 04/14	1,143,228	1,335,050	853,178	11/20/2020	0.24%
Flint Group GmbH	TL 1L B3 05/15	9,299	10,861	6,939	9/28/2021	0.00%
Foresight Energy LLC	TL 1L A 06/20	2,158,026	2,158,026	2,158,026	6/30/2020	0.61%
Misys Ltd	TL 2L 04/17	6,478,671	6,509,120	5,948,230	9/6/2017	1.67%
Varsity Brands Inc	TL 1L 02/23	16,682,697	15,238,935	16,251,783	5/22/2020	4.56%
Wheel Pros Inc	TL 1L B 05/21	763,950	672,019	514,269	6/7/2022	0.14%
High Yield Securities
Maxim Crane Works LP / Maxim Finance Corp	10.125% 08/2024	7,899,000	7,811,856	7,935,493	5/6/2020	2.23%
Varsity Brands Inc	L +8.000% 12/2024	364,000	363,374	364,000	6/11/2020	0.10%
Wheel Pros Inc	6.500% 05/2029	5,638,000	5,366,279	1,895,778	4/23/2021	0.53%
Equity & Other Investments
CTI Foods Holding Co LLC	Common Stock	955	112,798	-	5/3/2019	0.00%
Foresight Energy LLC	Common Stock	320,381	3,665,560	6,055,193	6/30/2020	1.70%
Yak Access LLC	Common Stock	9,358	-	749	3/10/2023	0.00%
Yak Access LLC	Preferred Stock	2,244,306	2,139,021	84,161	3/10/2023	0.02%
Quorum Health Corp	Trade Claim	3,964,000	1,868,416	470,527	7/7/2020	0.13%
Total			$56,833,946	$44,336,877